Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	MORGAN STANLEY NY MUNICIPAL MONEY MARKET TRUST
Central Index Key	0000859037
Amendment Flag	false
Document Creation Date	Apr. 25, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST | Reserve Class
Risk/Return:
Trading Symbol	DWNXX
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST | Sweep Class
Risk/Return:
Trading Symbol	AANXX